NATURE OF BUSINESS AND GOING CONCERN (Details Narrative) - USD ($)	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014	Aug. 30, 2012	Jun. 30, 2006	Jun. 22, 2006
Related party liabilities					$ 63,000
Issuance of common shares	89,336,000	89,036,000	89,036,000
UMeLook [Member]
Ownership percentage	100.00%
Issuance of common shares				70,000,000
Deemed price per share				$ 0.30
Alpha Life Sciences Ltd[Member]
Ownership percentage					100.00%
AlphaRx Canada Limited [Member]
Ownership percentage	100.00%
AlphaRx International Holdings Limited [Member]
Ownership percentage						80.00%